Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 36.3	$ 54.5
Restricted cash	2.2	8.0
Current forward currency exchange contracts	7.7
Non-current forward currency exchange contracts	15.2
Financial liabilities:
Current interest rate swap contracts	5.6	3.6
Non-current interest rate swap contracts	8.4	3.5
Long-term debt		200.9
Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt	573.7
Affiliates [Member]
Financial liabilities:
Long-term debt	56.1
Affiliate Loan [Member]
Financial liabilities:
Long-term debt		611.8
Forward Currency Exchange Contracts [Member]
Financial assets:
Current forward currency exchange contracts	7.7
Non-current forward currency exchange contracts	15.2
Interest Rate Swap Contracts [Member]
Financial liabilities:
Current interest rate swap contracts	5.6
Non-current interest rate swap contracts	8.4
Interest rate swap contracts	14.0	7.1
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	36.3	54.5
Restricted cash	2.2	8.0
Significant Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt		200.9
Significant Observable Inputs (Level 2) [Member] | Non Affiliated Entity [Member]
Financial liabilities:
Long-term debt	573.7
Significant Observable Inputs (Level 2) [Member] | Affiliates [Member]
Financial liabilities:
Long-term debt	56.1
Significant Observable Inputs (Level 2) [Member] | Affiliate Loan [Member]
Financial liabilities:
Long-term debt		611.8
Significant Observable Inputs (Level 2) [Member] | Forward Currency Exchange Contracts [Member]
Financial assets:
Current forward currency exchange contracts	7.7
Non-current forward currency exchange contracts	15.2
Significant Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial liabilities:
Current interest rate swap contracts	5.6
Non-current interest rate swap contracts	8.4
Interest rate swap contracts		$ 7.1